Annual Operating Expenses - FidelityUSLowVolatilityEquityFund-PRO - FidelityUSLowVolatilityEquityFund-PRO - Fidelity U.S. Low Volatility Equity Fund - Fidelity U.S. Low Volatility Equity Fund	Jun. 29, 2024
Operating Expenses:
Management fee	0.58%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.06%	[2]
Total annual operating expenses	0.64%

[1]	A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.21% was previously charged under the services agreements.
[2]	B Adjusted to reflect current fees.